ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 744	$ 760
Accruals	357	299
Trade and other current payables	$ 1,101	$ 1,059